Related Party Transactions (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Related Party Transactions (Textual)
Lease agreement, description	The Company has a lease agreement for office space from Mr. Weili He, the Company's Interim Chief Financial Officer, through October 31, 2023,
Lease annual payments	$ 24,000
Allowance for doubtful accounts prepayments and related party	300,000	$ 300,000
Other receivable to related party	$ 1,345,048	1,397,042
Beijing Lianly [Member]
Related Party Transactions (Textual)
Ownership percentage	99.00%
Description of allowance for doubtful accounts	The Company provided a provision of 5% of an allowance for doubtful accounts for Beijing Lianlv's prepayment that are aged from six months to one year and 10% for the balance beyond one year.
Prepayments related party	$ 960	$ 3,027,409